Average Annual Total Returns - Vanguard Growth and Income Fund	Investor Shares 1 Year	Investor Shares 5 Years	Investor Shares 10 Years	Investor Shares Return After Taxes on Distributions 1 Year	Investor Shares Return After Taxes on Distributions 5 Years	Investor Shares Return After Taxes on Distributions 10 Years	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Admiral Shares 1 Year	Admiral Shares 5 Years	Admiral Shares 10 Years	Standard & Poor's 500 Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Standard & Poor's 500 Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Standard & Poor's 500 Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	17.94%	14.51%	13.77%	16.05%	12.73%	12.36%	11.71%	11.16%	11.11%	18.08%	14.63%	13.90%	18.40%	15.22%	13.88%	20.79%	15.36%	13.74%